Fees and Expenses - Destinations Real Assets Fund	Nov. 13, 2024
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund fees and expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other investment companies, and are estimated for the current fiscal year
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class Z
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	None
Other Expenses*	0.30%	0.15%
Acquired Fund Fees and Expenses (AFFE)**	0.04%	0.04%
Total Annual Fund Operating Expenses***	1.34%	1.19%
Fee Waivers and Expense Reimbursements	(0.24)%*	(0.24)%*
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.10%	0.95%

*
Other Expenses are based on estimated amounts for the current fiscal year.

**
AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other investment companies, and are estimated for the current fiscal year.

***
The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2026 and may be amended or terminated only with the consent of the Board of Trustees.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	After 1 year	After 3 years	After 5 years	After 10 years
Class I Shares	$112	$402	$714	$1,598
Class Z Shares	$97	$356	$634	$1,428

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund has not been an active component in the advisory models that are implemented through the Destinations Funds. Accordingly, the Adviser was the sole beneficial owner of the Fund and the Fund had only de minimis assets, which consisted entirely of cash. Therefore, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.